Employee Benefits - Summary of Share Plans (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 EUR (€) € / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 EUR (€) € / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2013 EUR (€) € / shares
Euro [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in thousands) | €		€ 52,002		€ 56,214		€ 38,280
Weighted average fair value of shares granted | € / shares		€ 88.83		€ 65.71		€ 55.83
USD denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in thousands) | $	$ 47,722		$ 76,605		$ 51,798
Weighted average fair value of shares granted | $ / shares	$ 102.42		$ 84.62		$ 83.58